OPERATIONAL CONTEXT - New concession contracts - Increase in Intangible Assets (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
OPERATIONAL CONTEXT
Term of electricity generation concession contracts	30 years
Grant bonus (a)	R$ 26,622,905
Obligations with CDE (b)	33,735,216
Obligations for the revitalisation of river basins (c)	6,693,921
Indemnities of the Tucuru and Curu-Una HPPs (d)	5,062,717
Reimbursement of fuel acquisition - Law No. 12,111/2009 (e)	2,906,500
Intangible Assets	R$ 75,021,259
Term of the obligation to transfer funds to the CDE	25 years
Term of the obligation for the revitalisation of river basins	10 years